Segment Information (Details)	12 Months Ended
Sep. 30, 2025 segment
Segment Information [Abstract]
Segment description of CODM	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making company, in deciding how to allocate resources and in assessing performance. The Company’s CODM is identified as the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of Reportable Segments	1